Accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Accounts receivable [abstract]
Accounts receivable	¥ 24,804,671	¥ 21,948,753
Notes receivable	4,621,180	3,610,928
Gross amounts of account receivables	29,425,851	25,559,681
Less: loss allowance	146,913	112,086		¥ 88,889
Total	¥ 29,278,938	¥ 25,447,595	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).